Investments in equity method investees	12 Months Ended
Mar. 31, 2012
Investments in equity method investees
8.	Investments in equity method investees

In fiscal 2011 and till May 29, 2011, the Company’s equity ownership interest in SEPCO Communications Pty Ltd (“SEPCO”) was 43.16%. SEPCO is an investment holding company which owns 51% equity ownership in Neotel (Pty) ltd, a company that provides telecommunications services in South Africa. In fiscal 2011 and till May 29, 2011, the Company directly held 27% equity ownership interest in Neotel. Additionally, the Company made investments of Rs. 464 million and Rs. 255 million in fiscal 2011 and till May 29, 2011 respectively. As described in note 3(i), the Company acquired majority equity ownership interest in SEPCO on May 30, 2011.

In fiscals 2010, 2011 and till May 29, 2011, the Company’s share of loss in SEPCO group was Rs. 3,197 million, Rs. 5,534 million and Rs. 972 million (US$ 19 million) respectively. Of this loss of Rs. 621 million, Rs. 83 million and Rs. 452 (US$ 9 million) has been allocated against investment and balance excess loss of Rs. 2,576 million, Rs. 5,451 million and Rs. 520 million (US$ 10 million) has been allocated against loans in fiscal 2010, 2011 and 2012, respectively.

Summarized combined financial information of SEPCO and Neotel accounted for under the equity method is as follows:

	2010		2011		2012*
	(In millions)
Revenues	Rs.	11,358	Rs.	14,807	Rs.	2,607	US$	51
Network and transmission cost		5,744		7,993		1,278		25
Loss from continuing operations before taxes		8,988		11,175		1,985		39
Net loss		6,524		11,293		1,985		39

*	Till the date of acquisition.

	As of March 31, 2011
	(In millions)
Current assets	Rs.	4,986
Non-current assets		27,261
Current liabilities		8,628
Non-current liabilities		45,774

In fiscal 2010 the Company acquired equity ownership interest of 22.86% in BitGravity for Rs. 62 million. In September 2010, the Company acquired additional equity an interest of 22.86% for Rs. 66 million in BitGravity Inc and in February 2011, the Company acquired controlling ownership interest by purchasing equity interest of 54.28% (refer to note 3 (ii)).

In fiscal 2010 and 2011 (till date of acquisition of control), the Company’s share of loss in BitGravity as an equity method investee was Rs. 5 million and Rs. 121 million, respectively.

In fiscal 2012, Neotel (Pty) Ltd has equity ownership interest of 20% in Number Portability Company (Pty) Limited. The share of income in Number Portability Company (Pty) Limited was Rs. 12 million.

During fiscal years ended 2011 and 2012, Tata Communications had equity ownership interest in United Telecom Limited (“UTL”) of 26.66%. In fiscal 2010, 2011 and 2012, the Company’s share of income in UTL was Rs. 10 million, Rs. 19 and Rs. 16 million, respectively.